As filed with the Securities and Exchange Commission on May 30, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08685

Rochdale Investment Trust
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Garrett R. D’Alessandro
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2007

Item 1. Schedule of Investments.

Rochdale Large Growth Portfolio
Schedule of Investments
March 31, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 99.4%
Consumer Discretionary - 25.4%
6,400	Bed Bath & Beyond, Inc. (a)(b)	$257,088
13,019	Best Buy Co., Inc. (b)	634,286
13,827	Black & Decker Corp. (b)	1,128,560
5,390	Centex Corp. (b)	225,194
17,186	Coach, Inc. (a)(b)	860,159
5,800	Darden Restaurants, Inc. (b)	238,902
11,000	D.R. Horton, Inc. (b)	242,000
3,230	Harman International Industries, Inc. (b)	310,338
6,550	Home Depot, Inc. (b)	240,647
3,780	Lennar Corp. - Class A	159,554
16,836	Lowe's Cos., Inc. (b)	530,166
14,000	McDonald's Corp.	630,700
6,146	McGraw-Hill Cos., Inc. (b)	386,460
9,440	Office Depot, Inc. (a)	331,722
1,930	Sears Holdings Corp. (a)	347,709
22,300	Staples, Inc.	576,232
10,400	Target Corp. (b)	616,304
46,080	Time Warner, Inc. (b)	908,698
31,120	TJX Cos, Inc./The	838,995
36,950	Walt Disney Co./The	1,272,188
14,790	Yum! Brands, Inc. (b)	854,270
		11,590,172
Consumer Staples - 6.7%
3,340	Avon Products, Inc.	124,448
23,240	Colgate-Palmolive Co.	1,552,200
15,990	General Mills, Inc.	930,938
6,950	Procter & Gamble Co./The (b)	438,962
		3,046,548
Energy - 13.9%
1,420	Anadarko Petroleum Corp.	61,032
2,141	Baker Hughes, Inc. (b)	141,584
2,600	BJ Services Co.	72,540
14,500	Chesapeake Energy Corp. (b)	447,760
14,430	Chevron Corp.	1,067,243
25,600	Exxon Mobil Corp.	1,931,520
18,190	Hess Corp. (b)	1,008,999
3,000	Nabors Industries Ltd. (a)(b)	89,010
13,140	Valero Energy Corp.	847,399
12,500	XTO Energy, Inc.	685,125
		6,352,212
Financials - 3.7%
2,970	American Express Co.	167,508
5,930	American International Group, Inc.	398,615
8,100	Capital One Financial Corp. (b)	611,226
11,300	Charles Schwab Corp./The (b)	206,677
3,600	Lehman Brothers Holdings, Inc.	252,252
900	Metlife, Inc.	56,835
		1,693,113
Health Care - 19.6%
1,972	Abbott Laboratories	110,037

Rochdale Large Growth Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Shares		Value
Health Care - 19.6% (continued)
6,200	AmerisourceBergen Corp. (b)	$327,050
3,200	Amgen, Inc. (a)	178,816
33,900	Applera Corp. - Applied Biosystems Group (b)	1,002,423
1,586	Cardinal Health, Inc.	115,699
5,210	Coventry Health Care, Inc. (a)	292,020
3,200	Eli Lilly and Co. (b)	171,872
1,500	Forest Laboratories, Inc. (a)(b)	77,160
1,238	Genzyme Corp. (a)	74,305
4,200	Gilead Sciences, Inc. (a)(b)	321,300
6,550	Humana Inc. (a)(b)	380,031
4,500	Laboratory Corp. of America Holdings (a)	326,835
3,300	Merck & Co., Inc. (b)	145,761
80,960	Pfizer Inc.	2,045,050
6,258	Quest Diagnostics, Inc.	312,086
50,900	Schering-Plough Corp.	1,298,459
22,610	UnitedHealth Group, Inc.	1,197,652
2,227	Waters Corp. (a)	129,166
8,200	Wyeth (b)	410,246
		8,915,968
Industrials - 7.8%
9,122	Danaher Corp.	651,767
3,400	General Dynamics Corp.	259,760
46,770	General Electric Co. (b)	1,653,787
17,640	Illinois Tool Works Inc.	910,224
988	PACCAR, Inc. (b)	72,519
		3,548,057
Information Technology - 20.3%
1,236	Adobe Systems, Inc. (a)	51,541
1,188	Autodesk, Inc. (a)	44,669
25,556	Automatic Data Processing, Inc.	1,236,910
79,617	Cisco Systems, Inc. (a)	2,032,622
69,350	Dell Inc. (a)	1,609,614
7,800	eBay, Inc. (a)	258,570
24,100	EMC Corp. (a)(b)	333,785
12,470	Fiserv, Inc. (a)(b)	661,658
1,101	International Business Machines Corp. (IBM) (b)	103,780
10,700	Jabil Circuit, Inc.	229,087
18,200	Microsoft Corp.	507,234
66,332	Oracle Corp. (a)	1,202,599
57,918	Symantec Corp. (a)(b)	1,001,982
		9,274,051
Materials - 2.0%
5,080	Nucor Corp.	330,861
9,140	Praxair, Inc.	575,454
		906,315
TOTAL COMMON STOCKS (Cost $42,180,207)		45,326,436

SHORT TERM INVESTMENT - 4.8%
Money Market Investment - 4.8%
2,172,104	First American Prime Obligations Fund	2,172,104
TOTAL SHORT TERM INVESTMENT (Cost $2,172,104)		2,172,104

Rochdale Large Growth Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Principal
Amount		Value
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING - 29.0%
Commercial Paper - 13.5%
$ 635,411	Antalis Funding, 5.369%, 04/10/07	$635,411
529,276	Chesham FNC/Chesham LLC, 5.463%, 04/02/07	529,276
635,411	Concord Minutemen Capital Co., 5.300%, 04/12/07	635,411
633,460	Duke Funding, 5.324%, 04/20/07	633,460
529,509	Fenway Funding, 5.483%, 04/02/07	529,509
633,181	KKR Atlantic Funding Trust, 5.334%, 04/23/07	633,181
314,811	Laguna ABS Ltd., 5.368%, 05/31/07	314,811
317,705	Lakeside Funding LLC, 5.330%, 04/10/07	317,705
634,204	Mortgage Interest Networking Trust, 5.328%, 04/12/07	634,204
634,108	Thornburg Mortgage Capital Resources LLC, 5.324%, 04/13/07	634,108
631,020	Valcour Bay Capital Co., LLC, 5.360%, 05/16/07	631,020
		6,128,096
Repurchase Agreements - 15.3%
5,295,091	Citigroup Global, 5.488%, Dated 03/30/07, Due 04/02/07,
	(Collateralized by a U.S. Government Agency Collateralized Mortgage Obligation &
	Israel Government Agency Collateralized Mortgage Obligations,
	valued at $5,406,300. Repurchase proceeds are $5,297,512.)	5,295,091
635,411	Credit Suisse, 5.380%, Dated 03/30/07, Due 04/02/07,
	(Collateralized by U.S. Government Agency Collateralized Mortgage Obligations,
	valued at $648,132. Repurchase proceeds are $635,696.)	635,411
1,059,018	Credit Suisse, 5.488%, Dated 03/30/07, Due 04/02/07,
	(Collateralized by a First Horizon Alternative Mortgage Securities Trust Collateralized
	Mortgage Obligation, valued at $1,112,086. Repurchase proceeds are $1,059,502.)	1,059,018
		6,989,520
Shares
Money Market Investments - 0.2%
78,576	AIM Short-Term Liquid Assets Portfolio - Institutional Class	78,576
17,597	Federated Prime Obligations Fund	17,597
		96,173
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $13,213,789)		13,213,789

Total Investments (Cost $57,566,100) - 133.2%		60,712,329
Liabilities in Excess of Other Assets - (33.2)%		(15,118,512)
TOTAL NET ASSETS - 100.0%		$45,593,817

Percentages are stated as a percent of net assets.
(a) Non Income Producing
(b) This security or a portion of this security is out on loan at March 31, 2007.

Rochdale Large Value Portfolio
Schedule of Investments
March 31, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 99.4%
Consumer Discretionary - 9.2%
2,723	AutoNation, Inc. (a)(b)	$57,837
2,571	Brunswick Corp. (b)	81,886
14,650	CBS Corp. - Class B (b)	448,143
14,190	Comcast Corp. - Class A (a)(b)	368,231
37,900	Federated Department Stores, Inc. (b)	1,707,395
6,100	Hasbro, Inc. (b)	174,582
2,666	Idearc Inc.	93,577
5,100	Jones Apparel Group, Inc.	156,723
2,000	KB Home (b)	85,340
2,629	Leggett & Platt, Inc. (b)	59,599
5,118	Limited, Inc.	133,375
4,522	Nordstrom, Inc. (b)	239,395
14,340	Pulte Homes, Inc. (b)	379,436
55,262	Time Warner, Inc.	1,089,767
1,300	VF Corp. (b)	107,406
3,068	Walt Disney Co./The (b)	105,631
		5,288,323
Consumer Staples - 0.6%
1,900	Altria Group, Inc.	166,839
5,860	CVS Corp. (b)	200,060
		366,899
Energy - 6.0%
16,372	Chevron Corp.	1,210,873
18,128	ConocoPhillips	1,239,049
2,162	Devon Energy Corp. (b)	149,654
2,092	Marathon Oil Corp.	206,752
8,502	Occidental Petroleum Corp.	419,234
4,156	Valero Energy Corp. (b)	268,020
		3,493,582
Financials - 32.3%
4,814	ACE Ltd.	274,687
7,387	Aflac, Inc.	347,632
10,625	Allstate Corp./The	638,137
28,794	Bank of America Corp.	1,469,070
30,200	CB Richard Ellis Group, Inc. - Class A (a)(b)	1,032,236
31,171	Chubb Corp./The	1,610,606
34,739	Citigroup, Inc.	1,783,500
300	Equity Residential (b)	14,469
8,200	Genworth Financial, Inc. - Class A (b)	286,508
3,894	Hartford Financial Services Group, Inc.	372,189
20,934	JP Morgan Chase & Co.	1,012,787
3,208	MBIA, Inc. (b)	210,092
37,539	Metlife, Inc. (b)	2,370,588
2,800	Plum Creek Timber Co., Inc. (b)	110,376
16,232	Progressive Corp./The (b)	354,182
21,500	ProLogis (b)	1,395,995
6,552	Prudential Financial, Inc. (b)	591,384
20,000	Realogy Corp. (a)	592,200
5,100	SAFECO Corp.	338,793
2,600	Simon Property Group, Inc. (b)	289,250

Rochdale Large Value Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Shares		Value
Financials - 32.3% (continued)
10,250	Travelers Companies, Inc./The	$530,642
11,628	UnumProvident Corp. (b)	267,793
35,845	Wachovia Corp. (b)	1,973,267
23,628	Wells Fargo & Co. (b)	813,512
		18,679,895
Industrials - 20.2%
2,500	3M Co. (b)	191,075
11,400	CSX Corp.	456,570
7,900	Cummins, Inc.	1,143,288
4,391	Deere & Co. (b)	477,038
8,124	General Dynamics Corp.	620,674
55,130	General Electric Co. (b)	1,949,397
3,400	Honeywell International, Inc.	156,604
15,546	Ingersoll-Rand Co., Ltd. - Class A (b)	674,230
7,584	Norfolk Southern Corp.	383,750
10,686	Northrop Grumman Corp.	793,115
21,225	PACCAR, Inc. (b)	1,557,915
8,800	Raytheon Co.	461,648
82,668	Tyco International Ltd.	2,608,175
3,400	United Technologies Corp.	221,000
		11,694,479
Information Technology - 3.4%
24,200	CA Inc. (b)	627,022
17,600	Electronic Data Systems Corp. (b)	487,168
15,000	EMC Corp. (a)(b)	207,750
10,000	Hewlett-Packard Co.	401,400
35,000	Sun Microsystems, Inc. (a)(b)	210,350
		1,933,690
Materials - 6.5%
5,600	Ashland Inc.	367,360
50,950	Dow Chemical Co./The	2,336,567
5,665	Eastman Chemical Co. (b)	358,765
1,600	Louisiana-Pacific Corp.	32,096
4,218	Nucor Corp. (b)	274,718
4,000	United States Steel Corp. (b)	396,680
		3,766,186
Telecommunication Services - 9.0%
71,082	AT&T, Inc.	2,802,763
18,391	Sprint Nextel Corp. (b)	348,694
53,326	Verizon Communications, Inc. (b)	2,022,122
		5,173,579
Utilities - 12.2%
42,600	American Electric Power Co., Inc.	2,076,750
5,000	Consolidated Edison, Inc. (b)	255,300
20,359	Exelon Corp. (b)	1,398,867
26,400	NiSource, Inc. (b)	645,216
2,400	PG&E Corp. (b)	115,848
7,900	PPL Corp. (b)	323,110
18,800	Sempra Energy	1,146,988
20,200	Southern Co./The (b)	740,330
14,000	Xcel Energy, Inc. (b)	345,660
		7,048,069
TOTAL COMMON STOCKS (Cost $49,520,213)		57,444,702

Rochdale Large Value Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Shares		Value
WARRANTS & RIGHTS - 0.0%
111	Seagate Technology, Inc. Tax Refund Rights (a)	$0
TOTAL WARRANTS & RIGHTS (Cost $0)		0

SHORT TERM INVESTMENT - 0.5%
Money Market Investment - 0.5%
275,028	First American Prime Obligations Fund	275,028
TOTAL SHORT TERM INVESTMENT (Cost $275,028)		275,028

Principal
Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING - 46.7%
Commercial Paper - 21.7%
$ 1,298,518	Antalis Funding, 5.369%, 04/10/07	1,298,518
1,081,622	Chesham FNC/Chesham LLC, 5.463%, 04/02/07	1,081,622
1,298,518	Concord Minutemen Capital Co., 5.300%, 04/12/07	1,298,518
1,294,531	Duke Funding, 5.324%, 04/20/07	1,294,531
1,082,097	Fenway Funding, 5.483%, 04/02/07	1,082,097
1,293,958	KKR Atlantic Funding Trust, 5.334%, 04/23/07	1,293,958
643,344	Laguna ABS Ltd., 5.368%, 05/31/07	643,344
649,258	Lakeside Funding LLC, 5.330%, 04/10/07	649,258
1,296,049	Mortgage Interest Networking Trust, 5.328%, 04/12/07	1,296,049
1,295,855	Thornburg Mortgage Capital Resources LLC, 5.324%, 04/13/07	1,295,855
1,289,545	Valcour Bay Capital Co., LLC, 5.360%, 05/16/07	1,289,545
		12,523,295
Repurchase Agreements - 24.7%
10,820,974	Citigroup Global, 5.488%, Dated 03/30/07, Due 04/02/07,
	(Collateralized by a U.S. Government Agency Collateralized Mortgage Obligation &
	Israel Government Agency Collateralized Mortgage Obligations,
	valued at $11,048,240. Repurchase proceeds are $10,825,923.)	10,820,974
1,298,518	Credit Suisse, 5.380%, Dated 03/30/07, Due 04/02/07,
	(Collateralized by U.S. Government Agency Collateralized Mortgage Obligations,
	valued at $1,324,513. Repurchase proceeds are $1,299,099.)	1,298,518
2,164,195	Credit Suisse, 5.488%, Dated 03/30/07, Due 04/02/07,
	(Collateralized by a First Horizon Alternative Mortgage Securities Trust Collateralized
	Mortgage Obligation, valued at $2,272,644. Repurchase proceeds are $2,165,185.)	2,164,195
		14,283,687
Shares
Money Market Investments - 0.3%
160,579	AIM Short-Term Liquid Assets Portfolio - Institutional Class	160,579
35,960	Federated Prime Obligations Fund	35,960
		196,539
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $27,003,521)		27,003,521

Total Investments (Cost $76,798,762) - 146.6%		84,723,251
Liabilities in Excess of Other Assets - (46.6)%		(26,931,320)
TOTAL NET ASSETS - 100.0%		$57,791,931

Percentages are stated as a percent of net assets.
(a) Non Income Producing
(b) This security or a portion of this security is out on loan at March 31, 2007.

Rochdale Mid/Small Growth Portfolio
Schedule of Investments
March 31, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 100.0%
Consumer Discretionary - 19.7%
45,218	American Eagle Outfitters (b)	$1,356,088
40,757	Brinker International, Inc. (b)	1,332,754
8,800	CarMax, Inc. (a)	215,952
14,732	CEC Entertainment Inc. (a)	611,967
15,509	Darden Restaurants, Inc.	638,816
66,604	Dress Barn, Inc./The (a)(b)	1,386,029
3,400	GameStop Corp. - Class A (a)	110,738
23,218	International Speedway Corp. - Class A	1,200,371
44,892	PetSmart, Inc.	1,479,640
22,080	Rent-A-Center, Inc. (a)	617,799
19,086	Ross Stores, Inc.	656,558
		9,606,712
Consumer Staples - 4.0%
13,216	NBTY, Inc. (a)(b)	700,977
19,640	Pepsi Bottling Group, Inc./The	626,319
45,709	Playtex Products, Inc. (a)(b)	620,271
		1,947,567
Energy - 9.1%
56,808	Encore Acquisition Co. (a)	1,374,186
659	Newfield Exploration Co. (a)	27,487
36,827	Pioneer Natural Resources Co. (b)	1,587,612
20,587	Sunoco, Inc. (b)	1,450,148
		4,439,433
Financials - 8.7%
21,724	Brown & Brown, Inc. (b)	587,634
21,333	Federated Investors, Inc. - Class B (b)	783,348
51,471	Nara Bancorp, Inc. (b)	901,257
40,872	W.R. Berkley Corp.	1,353,681
27,000	Waddell & Reed Financial, Inc.	629,640
		4,255,560
Health Care - 18.2%
23,375	AmSurg Corp. (a)(b)	572,454
44,433	Applera Corp. - Applied Biosystems Group	1,313,884
16,317	Apria Healthcare Group Inc. (a)(b)	526,223
12,943	Coventry Health Care, Inc. (a)	725,455
17,152	Cytyc Corp. (a)(b)	586,770
36,062	DJO Inc. (a)(b)	1,366,750
8,900	Humana Inc. (a)	516,378
18,193	IMS Health Inc.	539,604
13,369	Lincare Holdings Inc. (a)	489,974
38,723	Mylan Laboratories Inc. (b)	818,604
55,788	Par Pharmaceutical Companies, Inc. (a)(b)	1,401,395
		8,857,491
Industrials - 14.2%
18,678	AMETEK, Inc. (b)	645,138
37,638	Cubic Corp.	814,486
17,548	Donaldson Co., Inc. (b)	633,483
26,372	EnPro Industries, Inc. (a)	950,711
16,596	Equifax Inc. (b)	604,924
9,800	Jacobs Engineering Group Inc. (a)	457,170

Rochdale Mid/Small Growth Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Shares		Value
Industrials - 14.2% (continued)
13,037	Pitney Bowes Inc. (b)	$591,749
22,125	Republic Services, Inc.	615,518
9,200	Rockwell Collins, Inc.	615,756
20,840	Watson Wyatt Worldwide Inc. - Class A (b)	1,013,866
		6,942,801
Information Technology - 19.3%
24,167	Convergys Corp. (a)	614,084
24,351	eFunds Corp. (a)	649,198
15,912	Fair Isaac Corp.	615,476
13,631	Fidelity National Information Services, Inc.	619,665
31,258	Global Imaging Systems, Inc. (a)	609,531
34,784	Global Payments, Inc.	1,184,743
21,229	Intuit Inc. (a)	580,825
26,630	Jack Henry & Associates, Inc.	640,452
30,059	Lam Research Corp. (a)(b)	1,422,993
13,400	NCR Corp. (a)	640,118
35,864	QLogic Corp. (a)(b)	609,688
71,925	Western Digital Corp. (a)(b)	1,209,059
		9,395,832
Materials - 6.8%
15,418	Airgas, Inc.	649,868
13,500	Ball Corp.	618,975
27,535	Chaparral Steel Co.	1,601,711
14,500	Commercial Metals Co.	454,575
		3,325,129
TOTAL COMMON STOCKS (Cost $47,240,103)		48,770,525

SHORT TERM INVESTMENTS - 0.0%
Money Market Investments - 0.0%
3,298	First American Prime Obligations Fund	3,298
TOTAL SHORT TERM INVESTMENTS (Cost $3,298)		3,298

Principal
Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING - 29.0%
Commercial Paper - 13.5%
$ 678,223	Antalis Funding, 5.369%, 04/10/07	678,223
564,937	Chesham FNC/Chesham LLC, 5.463%, 04/02/07	564,937
678,223	Concord Minutemen Capital Co., 5.300%, 04/12/07	678,223
676,141	Duke Funding, 5.324%, 04/20/07	676,141
565,186	Fenway Funding, 5.483%, 04/02/07	565,186
675,843	KKR Atlantic Funding Trust, 5.334%, 04/23/07	675,843
336,022	Laguna ABS Ltd., 5.368%, 05/31/07	336,022
339,112	Lakeside Funding LLC, 5.330%, 04/10/07	339,112
676,935	Mortgage Interest Networking Trust, 5.328%, 04/12/07	676,935
676,833	Thornburg Mortgage Capital Resources LLC, 5.324%, 04/13/07	676,833
673,537	Valcour Bay Capital Co., LLC, 5.360%, 05/16/07	673,537
		6,540,992

Rochdale Mid/Small Growth Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Principal
Amount		Value
Repurchase Agreements - 15.3%
$ 5,651,862	Citigroup Global, 5.488%, Dated 03/30/07, Due 04/02/07,
	(Collateralized by a U.S. Government Agency Collateralized Mortgage Obligation &
	Israel Government Agency Collateralized Mortgage Obligations,
	valued at $5,770,564. Repurchase proceeds are $5,654,446.)	$5,651,862
678,223	Credit Suisse, 5.380%, Dated 03/30/07, Due 04/02/07,
	(Collateralized by U.S. Government Agency Collateralized Mortgage Obligations,
	valued at $691,801. Repurchase proceeds are $678,527.)	678,223
1,130,372	Credit Suisse, 5.488%, Dated 03/30/07, Due 04/02/07,
	(Collateralized by a First Horizon Alternative Mortgage Securities Trust Collateralized
	Mortgage Obligation, valued at $1,187,016. Repurchase proceeds are $1,130,889.)	1,130,372
		7,460,457
Shares
Money Market Investments - 0.2%
83,870	AIM Short-Term Liquid Assets Portfolio - Institutional Class	83,870
18,782	Federated Prime Obligations Fund	18,782
		102,652
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $14,104,101)		14,104,101

Total Investments (Cost $61,347,502) - 129.0%		62,877,924
Liabilities in Excess of Other Assets - (29.0)%		(14,117,631)
TOTAL NET ASSETS - 100.0%		$48,760,293

Percentages are stated as a percent of net assets.
(a) Non Income Producing
(b) This security or a portion of this security is out on loan at March 31, 2007.

Rochdale Mid/Small Value Portfolio
Schedule of Investments
March 31, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 99.8%
Consumer Discretionary - 8.7%
2,370	American Greetings Corp. (b)	$55,008
7,542	Ashworth, Inc. (a)	57,093
4,106	Barnes & Noble, Inc.	161,982
3,603	Bassett Furniture Industries, Inc.	53,036
2,800	Blue Nile, Inc. (a)(b)	113,848
3,500	Bob Evans Farms, Inc.	129,325
1,900	BorgWarner, Inc.	143,298
3,000	Brown Shoe Co, Inc.	126,000
5,720	Building Materials Holding Corp. (b)	103,589
2,900	Cato Corp./The - Class A (b)	67,831
2,400	CPI Corp.	126,024
4,700	Coinstar, Inc. (a)	147,110
7,100	Foot Locker, Inc.	167,205
4,500	Furniture Brands International, Inc. (b)	71,010
3,800	GameStop Corp. - Class A (a)	123,766
1,700	Group 1 Automotive, Inc.	67,609
2,800	IHOP Corp.	164,220
6,500	JAKKS Pacific, Inc. (a)	155,350
5,900	Jo-Ann Stores, Inc. (a)	160,775
6,000	K2 Inc. (a)	72,540
6,800	Kellwood Co.	199,444
2,794	Landry's Restaurants, Inc.	82,702
2,068	Laureate Education, Inc. (a)(b)	121,950
8,800	Libbey Inc.	123,376
6,700	Media General, Inc. - Class A	255,672
3,637	Men's Wearhouse, Inc./The	171,121
3,361	Mohawk Industries, Inc. (a)(b)	275,770
5,700	O'Charley's Inc. (a)	109,953
2,200	Oxford Industries, Inc. (b)	108,768
6,400	Payless Shoesource, Inc. (a)(b)	212,480
16,200	PEP Boys - Manny, Moe & Jack/The	309,258
7,008	Pinnacle Entertainment, Inc. (a)(b)	203,722
1,400	Red Robin Gourmet Burgers Inc. (a)	54,348
11,200	Saks, Inc.	233,408
2,300	Scholastic Corp. (a)	71,530
3,200	Sonic Automotive, Inc.	91,200
2,232	Standard-Pacific Corp. (b)	46,582
4,000	Toll Brothers, Inc. (a)(b)	109,520
		5,047,423
Consumer Staples - 0.5%
7,800	BJ's Wholesale Club, Inc. (a)	263,874
Energy - 4.1%
2,400	Arch Coal, Inc. (b)	73,656
2,470	Bristow Group, Inc. (a)	90,032
2,467	Forest Oil Corp. (a)(b)	82,324
2,552	Helmerich & Payne, Inc.	77,428
5,200	Lufkin Industries, Inc.	292,136
3,892	Newfield Exploration Co. (a)(b)	162,335
4,250	Oceaneering International, Inc. (a)	179,010
4,397	Overseas Shipholding Group, Inc.	275,252
2,200	Peabody Energy Corp. (b)	88,528

Rochdale Mid/Small Value Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Shares		Value
Energy - 4.1% (continued)
3,629	Pioneer Natural Resources Co. (b)	$156,446
4,500	SEACOR Holdings Inc. (a)	442,800
1,718	Swift Energy Co. (a)(b)	71,761
5,000	Weatherford International Ltd. (a)(b)	225,500
3,000	W-H Energy Services, Inc. (a)	140,220
		2,357,428
Financials - 26.8%
6,685	AMB Property Corp.	393,011
6,366	American Financial Group Inc.	216,699
7,296	AmeriCredit Corp. (a)(b)	166,787
3,705	Anchor BanCorp Wisconsin, Inc. (b)	105,037
4,600	Associated Banc-Corp (b)	154,560
11,973	Astoria Financial Corp.	318,362
2,600	Bank of New York Co., Inc./The (b)	105,430
7,500	BankAtlantic Bancorp, Inc.	82,200
2,069	Cash America International, Inc. (b)	84,829
4,400	Central Pacific Financial Corp. (b)	160,908
1,700	Cincinnati Financial Corp. (b)	72,080
1,303	City National Corp. (b)	95,901
7,309	Colonial BancGroup, Inc./The	180,898
5,410	Colonial Properties Trust (b)	247,075
2,691	Delphi Financial Group, Inc. (b)	108,259
7,000	Developers Diversified Realty Corp. (b)	440,300
1,050	Downey Financial Corp. (b)	67,767
1,600	Entertainment Properties Trust (b)	96,400
2,332	Everest Re Group, Ltd.	224,268
1,600	Federal Realty Investments Trust (b)	144,992
18,116	Fidelity National Title Group, Inc.	434,965
14,991	First American Financial Corp. (b)	760,344
8,000	First BanCorp. (Puerto Rico) (b)	106,080
3,400	Hanover Insurance Group Inc.	156,808
7,107	HCC Insurance Holdings, Inc. (b)	218,896
6,000	Health Care REIT, Inc. (b)	263,400
5,300	Highwoods Properties, Inc. (b)	209,297
4,743	Horace Mann Educators Corp. (b)	97,469
6,200	Hospitality Properties Trust	290,160
5,267	IndyMac Bancorp, Inc. (b)	168,807
5,100	Investment Technology Group, Inc. (a)	199,920
3,866	Jefferies Group, Inc. (b)	111,921
2,700	LandAmerica Financial Group, Inc.	199,557
10,800	Lexington Realty Trust (b)	228,204
7,795	Liberty Property Trust (b)	379,772
6,800	Macerich Co./The (b)	628,048
6,400	Mack-Cali Realty Corp.	304,832
1,418	MAF Bancorp, Inc. (b)	58,620
2,300	Mercury General Corp. (b)	121,992
1,700	Northern Trust Corp.	102,238
5,088	Ohio Casualty Corp. (b)	152,386
8,003	Old Republic International Corp.	177,026
5,500	Parkway Properties, Inc. (b)	287,375
3,500	Piper Jaffray Companies, Inc. (a)	216,790

Rochdale Mid/Small Value Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Shares		Value
Financials - 26.8% (continued)
9,900	Plum Creek Timber Co., Inc. (b)	$390,258
4,400	PMI Group Inc./The (b)	198,968
3,422	PNC Financial Services Group, Inc.	246,281
6,000	Potlatch Corp. (b)	274,680
5,602	Protective Life Corp.	246,712
4,200	PS Business Parks, Inc.	296,184
4,339	Radian Group, Inc. (b)	238,124
6,291	Raymond James Financial, Inc.	187,220
8,400	Rayonier Inc. (b)	361,200
4,500	Regency Centers Corp. (b)	375,975
12,568	RLI Corp. (b)	690,360
3,500	Selective Insurance Group (b)	89,110
7,300	Senior Housing Properties Trust (b)	174,470
4,160	Stancorp Financial Group, Inc.	204,547
3,217	Sterling Financial Corp. (b)	100,338
5,112	SWS Group, Inc.	126,829
11,900	UDR, Inc. (b)	364,378
2,800	Unitrin, Inc.	131,796
9,800	UnumProvident Corp. (b)	225,694
4,198	Washington Federal, Inc. (b)	98,485
6,674	Webster Financial Corp. (b)	320,419
5,100	Weingarten Realty Investors (b)	242,556
11,751	W.R. Berkley Corp.	389,193
3,049	Zenith National Insurance Corp. (b)	144,126
		15,458,573
Health Care - 3.5%
4,400	Alpharma Inc. - Class A (b)	105,952
4,400	Analogic Corp.	276,672
3,200	Chemed Corp.	156,672
1,853	Community Health Systems Inc. (a)	65,318
3,723	Cross Country Healthcare, Inc. (a)(b)	67,870
4,000	Health Net Inc. (a)	215,240
1,800	LCA-Vision Inc. (b)	74,142
6,800	MGI Pharma, Inc. (a)	152,796
24,700	Millennium Pharmaceuticals, Inc. (a)(b)	280,592
3,000	Omnicare, Inc. (b)	119,310
4,408	Parexel International Corp. (a)(b)	158,556
2,300	PerkinElmer, Inc.	55,706
3,800	Perrigo Co. (b)	67,108
2,272	Sunrise Senior Living, Inc. (a)(b)	89,790
9,100	Valeant Pharmaceuticals International (b)	157,339
		2,043,063
Index Fund - 0.4%
5,200	Utilities Select Sector SPDR Fund (b)	206,440
Industrials - 16.5%
7,639	AAR Corp. (a)(b)	210,531
2,400	A.O. Smith Corp.	91,728
2,600	Alaska Air Group, Inc. (a)(b)	99,060
2,500	Albany International Corp. - Class A (b)	89,850
10,114	Applied Industrial Technologies, Inc.	248,197
12,300	Applied Signal Technology, Inc. (b)	220,539

Rochdale Mid/Small Value Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Shares		Value
Industrials - 16.5% (continued)
2,599	Arkansas Best Corp.	$92,394
4,837	Astec Industries, Inc. (a)(b)	194,689
4,274	Belden CDT, Inc. (b)	229,044
3,400	Consolidated Graphics, Inc. (a)	251,770
4,578	Curtiss-Wright Corp. (b)	176,436
4,133	DRS Technologies, Inc.	215,619
5,849	Esterline Technologies Corp. (a)(b)	240,218
9,300	Federal Signal Corp.	144,336
5,018	Flowserve Corp. (a)(b)	286,979
1,000	Fluor Corp.	89,720
7,920	Gardner Denver, Inc. (a)	276,012
1,600	Granite Construction, Inc.	88,416
2,600	Heidrick & Struggles International, Inc. (a)	125,970
5,000	Hub Group, Inc. (a)(b)	144,950
3,700	Hubbell Inc. - Class B (b)	178,488
1,500	IDEX Corp. (b)	76,320
4,900	Joy Global, Inc. (b)	210,210
4,000	Lennox International, Inc. (b)	142,800
3,300	Manitowoc Co.	209,649
4,883	Moog, Inc. (a)	203,377
4,900	MSC Industrial Direct Co., Inc.	228,732
2,043	Mueller Industries, Inc. (b)	61,494
6,900	Navistar International Corp. (a)	315,675
9,400	Pentair, Inc. (b)	292,904
2,800	Precision Castparts Corp.	291,340
4,244	Robbins & Myers, Inc. (b)	158,259
3,700	Roper Industries, Inc.	203,056
4,154	Sequa Corp. (a)	497,525
7,300	Shaw Group Inc./The (a)(b)	228,271
2,200	SkyWest, Inc. (b)	59,026
2,800	SPX Corp. (b)	196,560
11,500	Standard Register Co./The	145,475
2,000	Teleflex Inc. (b)	136,140
3,900	Thomas & Betts Corp. (a)	190,398
12,470	Timken Co./The (b)	377,966
3,000	Tredegar Corp.	68,370
5,350	Trinity Industries, Inc. (b)	224,272
7,000	United Rentals, Inc. (a)	192,500
4,933	Universal Forest Products, Inc. (b)	244,430
2,900	URS Corp. (a)	123,511
3,844	Watsco, Inc. (b)	196,313
2,853	Watts Water Technologies, Inc. (b)	108,500
7,711	Werner Enterprises, Inc. (b)	140,109
7,752	Woodward Governor Co. (b)	319,150
		9,537,278
Information Technology - 13.5%
6,725	Agilysys, Inc.	151,111
2,020	Anixter International, Inc. (a)(b)	133,199
12,427	Arrow Electronics, Inc. (a)(b)	469,119
18,500	Atmel Corp. (a)	93,055

Rochdale Mid/Small Value Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Shares		Value
Information Technology - 13.5% (continued)
3,100	ATMI, Inc. (a)(b)	$94,767
15,503	Avnet, Inc. (a)(b)	560,278
3,000	Avocent Corp. (a)(b)	80,910
11,900	Axcelis Technologies, Inc. (a)	90,916
2,200	Bel Fuse Inc. - Class B	85,162
6,150	Benchmark Electronics, Inc. (a)(b)	127,059
3,069	Black Box Corp. (b)	112,141
12,300	Brooks Automation, Inc. (a)(b)	210,945
15,273	Cadence Design Systems, Inc. (a)(b)	321,649
5,751	CheckFree Corp. (a)	213,305
1,900	Cymer, Inc. (a)(b)	78,945
12,600	Cypress Semiconductor Corp. (a)	233,730
7,160	Fair Isaac Corp.	276,949
13,200	Fairchild Semiconductor International, Inc. (a)(b)	220,704
7,215	Fidelity National Information Services, Inc.	327,994
9,600	Global Imaging Systems, Inc. (a)	187,200
6,000	Harmonic Inc. (a)(b)	58,920
8,900	Ingram Micro Inc. - Class A (a)	171,859
4,710	Insight Enterprises, Inc. (a)	84,686
4,000	International Rectifier Corp. (a)(b)	152,840
14,300	Intersil Corp. (b)	378,807
1,000	Itron, Inc. (a)(b)	65,040
7,500	JDA Software Group, Inc. (a)	112,725
5,300	Lam Research Corp. (a)(b)	250,902
13,200	Lattice Semiconductor Corp. (a)	77,220
5,300	Macrovision Corp. (a)(b)	132,765
4,800	MEMC Electronic Materials, Inc. (a)(b)	290,784
6,057	Methode Electronics, Inc.	89,462
4,900	Microchip Technology, Inc. (b)	174,097
3,800	Paxar Corp. (a)(b)	109,060
13,000	Photronics, Inc. (a)(b)	202,150
16,800	RF Micro Devices, Inc. (a)(b)	104,664
4,115	SanDisk Corp. (a)(b)	180,237
2,600	Supertex, Inc. (a)	86,346
4,300	Tech Data Corp. (a)	153,983
11,095	THQ, Inc. (a)(b)	379,338
6,500	Tollgrade Communications, Inc. (a)	81,640
2,800	Trimble Navigation Ltd. (a)	75,152
1,200	Varian Semiconductor Equipment Associates, Inc. (a)(b)	64,056
17,200	Vishay Intertechnology, Inc. (a)	240,456
		7,786,327
Materials - 10.2%
3,000	A. M. Castle & Co.	88,080
13,600	Albemarle Corp.	562,224
1,796	AptarGroup, Inc. (b)	120,206
2,900	Arch Chemicals, Inc. (b)	90,538
5,523	Cabot Corp. (b)	263,613
6,308	Commercial Metals Co. (b)	197,756
2,300	Cytec Industries, Inc.	129,352
4,700	Deltic Timber Corp.	225,412
8,500	Ferro Corp.	183,685

Rochdale Mid/Small Value Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Shares		Value
Materials - 10.2% (continued)
3,400	FMC Corp.	$256,462
9,600	H.B. Fuller Co.	261,792
6,620	Lubrizol Corp.	341,129
15,200	Lyondell Chemical Co. (b)	455,544
3,356	Minerals Technologies, Inc. (b)	208,609
4,835	Myers Industries, Inc.	90,318
5,900	Packaging Corp of America	143,960
26,600	PolyOne Corp. (a)	162,260
8,949	Quanex Corp. (b)	378,990
4,706	Reliance Steel & Aluminum Co. (b)	227,770
7,391	RPM International, Inc. (b)	170,732
2,308	RTI International Metals, Inc. (a)	210,051
5,478	Ryerson, Inc. (b)	217,038
7,899	Schulman (A.), Inc.	186,101
3,800	Steel Dynamics, Inc. (b)	164,160
5,026	Steel Technologies, Inc.	148,669
1,800	Texas Industries, Inc. (b)	135,954
11,900	Wausau Paper Corp.	170,884
3,200	Worthington Industries, Inc. (b)	65,856
		5,857,145
Telecommunication Services - 1.0%
10,100	Neustar, Inc. - Class A (a)	287,244
4,900	Telephone and Data Systems, Inc.	292,138
		579,382
Utilities - 14.6%
2,500	AGL Resources, Inc.	106,800
3,100	ALLETE, Inc. (b)	144,522
2,800	Alliant Energy Corp. (b)	125,496
9,600	American States Water Co. (b)	353,952
6,500	Atmos Energy Corp. (b)	203,320
16,470	Avista Corp. (b)	399,068
2,400	Black Hills Corp. (b)	88,248
8,100	Cascade Natural Gas Corp.	213,435
6,700	Centerpoint Energy, Inc. (b)	120,198
3,732	Central Vermont Public Service Corp.	107,556
6,900	CH Energy Group, Inc. (b)	335,961
7,000	CMS Energy Corp. (b)	124,600
8,500	DPL Inc. (b)	264,265
5,000	Equitable Resources, Inc. (b)	241,600
5,390	Great Plains Energy Inc. (b)	174,905
2,817	Green Mountain Power Corp.	98,229
5,500	IDACORP, Inc.	186,120
4,100	Integrys Energy Group, Inc.	227,591
15,400	MDU Resources Group, Inc. (b)	442,596
7,700	National Fuel Gas Co. (b)	333,102
2,500	New Jersey Resources Corp. (b)	125,125
11,400	NiSource, Inc.	278,616
8,100	Northeast Utilities (b)	265,437
3,856	OGE Energy Corp.	149,613
9,703	ONEOK, Inc.	436,635
14,839	Pepco Holdings, Inc. (b)	430,628

Rochdale Mid/Small Value Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Shares		Value
Utilities - 14.6% (continued)
2,700	Piedmont Natural Gas Co., Inc. (b)	$71,226
3,183	PNM Resources, Inc. (b)	102,811
800	Questar Corp. (b)	71,368
3,432	SCANA Corp. (b)	148,159
54,410	Sierra Pacific Resources (a)	945,646
5,300	TECO Energy, Inc. (b)	91,213
5,984	UGI Corp. (b)	159,833
8,833	UIL Holdings Corp. (b)	306,505
5,695	Unisource Energy Corp.	213,847
2,700	Vectren Corp.	77,220
5,900	Westar Energy, Inc.	162,368
2,300	Wisconsin Energy Corp.	111,596
		8,439,410
TOTAL COMMON STOCKS (Cost $46,731,637)		57,576,343

SHORT TERM INVESTMENTS - 0.1%
Money Market Investments - 0.1%
66,561	First American Prime Obligations Fund	66,561
TOTAL SHORT TERM INVESTMENTS (Cost $66,561)		66,561

Principal
Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING - 49.8%
Commercial Paper - 23.1%
$ 1,380,193	Antalis Funding, 5.369%, 04/10/07	1,380,193
1,149,655	Chesham FNC/Chesham LLC, 5.463%, 04/02/07	1,149,655
1,380,193	Concord Minutemen Capital Co., 5.300%, 04/12/07	1,380,193
1,375,956	Duke Funding, 5.324%, 04/20/07	1,375,956
1,150,161	Fenway Funding, 5.483%, 04/02/07	1,150,161
1,375,349	KKR Atlantic Funding Trust, 5.334%, 04/23/07	1,375,349
683,810	Laguna ABS Ltd., 5.368%, 05/31/07	683,810
690,097	Lakeside Funding LLC, 5.330%, 04/10/07	690,097
1,377,571	Mortgage Interest Networking Trust, 5.328%, 04/12/07	1,377,571
1,377,364	Thornburg Mortgage Capital Resources LLC, 5.324%, 04/13/07	1,377,364
1,370,656	Valcour Bay Capital Co., LLC, 5.360%, 05/16/07	1,370,656
		13,311,005
Repurchase Agreements - 26.3%
11,501,609	Citigroup Global, 5.488%, Dated 03/30/07, Due 04/02/07,
	(Collateralized by a U.S. Government Agency Collateralized Mortgage Obligation &
	Israel Government Agency Collateralized Mortgage Obligations,
	valued at $11,743,170. Repurchase proceeds are $11,506,869.)	11,501,609
1,380,193	Credit Suisse, 5.380%, Dated 03/30/07, Due 04/02/07,
	(Collateralized by U.S. Government Agency Collateralized Mortgage Obligations,
	valued at $1,407,824. Repurchase proceeds are $1,380,812.)	1,380,193
2,300,322	Credit Suisse, 5.488%, Dated 03/30/07, Due 04/02/07,
	(Collateralized by a First Horizon Alternative Mortgage Securities Trust Collateralized
	Mortgage Obligation, valued at $2,415,593. Repurchase proceeds are $2,301,374.)	2,300,322
		15,182,124

Rochdale Mid/Small Value Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Shares		Value
Money Market Investments - 0.4%
170,677	AIM Short-Term Liquid Assets Portfolio - Institutional Class	$170,677
38,223	Federated Prime Obligations Fund	38,223
		208,900
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $28,702,029)		28,702,029

Total Investments (Cost $75,500,227) - 149.7%		86,344,933
Liabilities in Excess of Other Assets - (49.7)%		(28,655,971)
TOTAL NET ASSETS - 100.0%		$57,688,962

Percentages are stated as a percent of net assets.
(a) Non Income Producing
(b) This security or a portion of this security is out on loan at March 31, 2007.

Rochdale Atlas Portfolio
Schedule of Investments
March 31, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 99.4%
Brazil - 7.8%
12,450	Aracruz Celulose SA, ADR	$653,251
37,700	Banco Bradesco SA, ADR	1,524,588
20,300	Banco Itau Holding Financeira SA, ADR (b)	706,846
1,600	Companhia de Bebidas das Americas-CM, ADR	83,440
8,000	Companhia de Bebidas das Americas-PR, ADR	439,680
125,800	Companhia de Concessoes Rodoviarias	1,677,293
25,400	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	858,266
32,700	Companhia Energetica de Minas Gerais SA, ADR (b)	1,590,855
37,800	Companhia Siderurgica Nacional SA, ADR (b)	1,619,352
78,700	Companhia Vale Do Rio Doce, ADR (b)	2,911,113
56,200	Gerdau SA, ADR (b)	1,018,906
43,300	Petroleo Brasileiro SA, ADR (b)	3,868,855
383,000	Sadia SA	1,459,278
59,000	Souza Cruz SA	1,188,419
41,800	Tractebel Energia SA (a)	365,190
31,200	Uniao de Bancos Brasileiros SA (Unibanco), GDR	2,728,752
17,600	Usinas Siderurgicals de Minas Gerais SA	852,365
		23,546,449
France - 15.9%
33,000	Air France-KLM	1,505,430
72,100	AXA SA, ADR (b)	3,071,460
17,558	BNP Paribas	1,833,928
7,300	Casino Guichard-Perrachon SA	737,031
13,700	CNP Assurances (a)	1,595,488
18,500	Compagnie de Saint-Gobain	1,808,260
9,950	Compagnie Generale des Etablissements Michelin	1,098,821
30,525	Credit Agricole SA (a)	1,190,271
19,600	European Aeronautic Defense and Space Co.	607,959
35,000	France Telecom SA	924,338
44,900	France Telecom SA, ADR	1,185,360
7,800	Gecina SA	1,450,511
6,900	Imerys SA (a)	640,604
9,500	Klepierre	1,838,096
15,500	Lafarge SA	2,436,841
19,500	M6 Metropole Television	714,263
91,000	PagesJaunes SA	1,986,321
12,500	PPR	1,998,925
15,800	PSA Peugeot Citroen	1,113,571
12,400	Renault SA	1,450,220
61,250	Sanofi-Aventis, ADR (b)	2,664,987
3,350	Schneider Electric SA, ADR (a)	425,267
25,500	Societe BIC SA	1,783,252
15,960	Societe Generale	2,758,179
48,000	Suez SA	2,531,479
18,200	Thales SA	1,056,616
64,600	Thomson	1,243,519
62,450	Total Fina Elf SA, ADR	4,357,761
16,600	Valeo SA	973,705
5,400	Vinci SA (a)	836,917
7,350	Vivendi	298,677
		48,118,057

Rochdale Atlas Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Shares		Value
Germany - 15.0%
22,718	Allianz AG	$4,673,549
10,104	Altana AG	656,647
23,800	BASF AG, ADR (b)	2,675,596
28,900	Bayer AG, ADR (b)	1,848,733
12,200	Celesio AG	765,973
30,100	Commerzbank AG	1,332,926
48,600	DaimlerChrysler AG	3,975,966
28,700	Deutsche Bank AG (b)	3,861,298
69,540	Deutsche Post AG	2,103,135
141,800	Deutsche Telekom AG, ADR (b)	2,343,954
11,650	Douglas Holding AG	682,264
27,580	E. On AG	3,729,208
12,504	Heidelberger Druckmaschinen AG	572,258
8,340	Hochtief AG	846,712
8,660	Hypo Real Estate Holding AG	552,739
18,350	MAN AG	2,132,609
13,794	Metro AG	977,718
27,536	RWE AG	2,913,278
5,396	Salzgitter AG	786,417
43,500	Siemens AG, ADR	4,663,200
18,230	Thyssen Krupp AG	902,015
15,590	Volkswagen AG	2,344,987
		45,341,182
Hungary - 4.0%
18,350	Gedeon Richter Nyrt	3,313,482
408,300	Magyar Telekom Nyrt	2,062,162
19,700	MOL Hungarian Oil and Gas Plc	2,272,395
99,475	OTP Bank Nyrt	4,557,604
		12,205,643
Italy - 10.6%
50,000	Assicurazioni Generali SpA	2,126,665
299,996	Banca Intesa SpA	2,278,253
360,000	Banca Monte dei Paschi di Siena SpA	2,255,440
160,000	Banca Popolare di Milano Scrl	2,477,191
50,000	Benetton Group SpA	809,522
150,000	Capitalia SpA	1,355,548
73,000	Enel SpA, ADR (b)	3,905,500
46,000	Fiat SpA	1,159,540
73,000	Finmeccanica SpA	2,195,100
100,000	Italcementi SpA	2,994,964
1,800,000	Pirelli & C. SpA (a)	1,988,538
51,900	Telecom Italia SpA, ADR (b)	1,487,454
730,000	Unicredito Italiano SpA	6,948,062
		31,981,777
Norway - 10.2%
266,100	DNB NOR ASA	3,756,211
20,500	Frontline Ltd.	728,493
171,600	Norsk Hydro ASA (a)	5,688,663
81,300	Orkla ASA	5,731,381
886,000	Pan Fish ASA (a)	1,040,758
107,300	Statoil ASA	2,921,565
85,300	Statoil ASA, ADR (b)	2,309,924

Rochdale Atlas Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Shares		Value
Norway - 10.2% (continued)
137,200	Storebrand ASA	$2,198,523
158,600	Telenor ASA	2,818,025
129,800	Yara International ASA	3,582,243
		30,775,786
Republic of Korea (South) - 9.1%
7,200	Daelim Industrial Co., Ltd.	689,541
24,500	Daishin Securities Co.	571,615
22,400	Dongbu Insurance Co., Ltd.	635,714
108,200	Hanjin Heavy Industries & Construction Co., Ltd.	3,806,781
19,200	Hanjin Shipping Co., Ltd.	729,592
9,300	Hyundai Heavy Industries Co., Ltd.	1,858,418
42,000	iShares MSCI Republic of Korea (South) Index Fund (b)	2,123,520
9,200	Kookmin Bank, ADR (a)	829,380
33,500	KT Freetel Co., Ltd.	938,271
27,900	LG Electronics Inc.	1,903,890
28,219	LG International Corp.	643,386
20,800	LG Petrochemical Co., Ltd.	613,520
17,500	LS Cable Ltd.	765,439
25,350	Posco, ADR (a)(b)	2,635,133
25,600	Samsung Corp.	925,170
5,750	Samsung Electronics Co., Ltd.	3,440,955
7,800	Samsung SDI Co., Ltd.	498,278
23,350	Shinhan Financial Group Co., Ltd.	1,340,242
8,300	Shinhan Financial Group Co., Ltd., ADR (a)(b)	945,204
12,800	SK Corp.	1,257,143
18,950	SK Telecom Co., Ltd., ADR	443,809
		27,595,001
South Africa - 8.3%
18,858	Anglo Platinum Ltd.	2,975,179
87,000	Barloworld Ltd.	2,170,653
136,500	Bidvest Group Ltd.	2,596,407
800,000	FirstRand Ltd.	2,712,799
100,100	Gold Fields Ltd., ADR (b)	1,849,848
177,650	Liberty Group Ltd.	2,015,383
57,900	Mittal Steel South Africa Ltd.	941,708
145,000	MTN Group Ltd.	1,968,778
56,300	Sasol, ADR	1,860,715
168,000	Standard Bank Group Ltd. (a)	2,473,279
450,000	Steinhoff International Holdings Ltd.	1,448,411
650,000	Woolworths Holdings Ltd.	1,962,230
		24,975,390
Taiwan - 8.9%
720,000	Asia Cement Corp.	696,241
4,092,000	China Development Financial Holding Corp.	1,823,915
1,030,672	Compal Electronics Inc.	872,078
391,000	Delta Electronics Inc.	1,264,263
1,443,000	First Financial Holding Co., Ltd.	1,011,652
434,000	Formosa Chemicals & Fibre Corp.	832,800
578,000	Formosa Plastics Corp.	1,096,894
603,600	Hon Hai Precision Industry Co., Ltd.	4,049,293
1,181,000	Hua Nan Financial Holdings Co., Ltd.	885,072
500,448	Lite-On Technology Corp.	646,505

Rochdale Atlas Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Shares		Value
Taiwan - 8.9% (continued)
1,229,000	Mega Financial Holding Co., Ltd.	$802,200
932,000	Nan Ya Plastics Corp.	1,746,162
800,000	Pou Chen Corp.	855,796
240,000	President Chain Store Corp.	587,453
767,000	Quanta Computer Inc.	1,170,479
806,000	Synnex Technology International Corp.	998,610
654,000	Taiwan Cement Corp.	551,390
909,000	Taiwan Mobile Co., Ltd.	973,772
2,458,000	Taiwan Seminconductor Manufacturing Co., Ltd.	5,043,461
1,790,000	United Microelectronics Corp.	1,033,150
		26,941,186
United Kingdom - 9.6%
29,500	Anglo American Plc, ADR	779,390
33,600	AstraZeneca Plc, ADR (b)	1,802,640
36,400	Aviva Plc	536,147
22,900	Barclays Plc, ADR (b)	1,303,926
21,900	Bellway Plc	685,223
25,100	BG Group Plc, ADR	1,800,172
50,750	BHP Billiton Plc	1,131,506
8,500	BHP Billiton Plc, ADR (b)	379,525
113,300	Enterprise Inns Plc (a)	1,490,467
16,000	GlaxoSmithKline Plc, ADR	884,160
131,000	Group 4 Securicor Plc	518,153
11,000	Hanson Plc, ADR	890,230
49,300	HBOS Plc	1,015,745
30,034	HSBC Holdings Plc, ADR (b)	2,637,286
239,200	Legal & General Group Plc	748,427
209,900	Man Group Plc	2,292,432
5,275	Rio Tinto Plc, ADR	1,201,698
37,400	Royal Bank of Scotland Group Plc	1,460,173
35,500	Royal Dutch Shell Plc, ADR	2,353,650
119,000	Scottish & Newcastle Plc	1,408,554
27,000	Tomkins Plc	141,862
15,500	Tomkins Plc, ADR	325,965
61,512	Vodafone Group Plc, ADR (b)	1,652,212
47,800	Wolseley Plc	1,120,290
18,000	Wolseley Plc, ADR	427,500
		28,987,333
TOTAL COMMON STOCKS (Cost $243,137,474)		300,467,804

PREFERRED STOCKS - 0.2%
Republic of Korea (South) - 0.2%
1,200	Samsung Electronics Co., Ltd.	564,413
TOTAL PREFERRED STOCKS (Cost $606,322)		564,413

SHORT TERM INVESTMENT - 0.2%
Money Market Investment - 0.2%
568,730	First American Prime Obligations Fund	568,730
TOTAL SHORT TERM INVESTMENT (Cost $568,730)		568,730

Rochdale Atlas Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Principal
Amount		Value
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING - 14.9%
Commercial Paper - 5.5%
$ 1,714,304	Antalis Funding, 5.369%, 04/10/07	$1,714,304
1,427,958	Chesham FNC/Chesham LLC, 5.463%, 04/02/07	1,427,958
1,714,304	Concord Minutemen Capital Co., 5.300%, 04/12/07	1,714,304
1,709,041	Duke Funding, 5.324%, 04/20/07	1,709,041
1,428,587	Fenway Funding, 5.483%, 04/02/07	1,428,587
1,708,287	KKR Atlantic Funding Trust, 5.334%, 04/23/07	1,708,287
849,343	Laguna ABS Ltd., 5.368%, 05/31/07	849,343
857,152	Lakeside Funding LLC, 5.330%, 04/10/07	857,152
1,711,047	Mortgage Interest Networking Trust, 5.328%, 04/12/07	1,711,047
1,710,790	Thornburg Mortgage Capital Resources LLC, 5.324%, 04/13/07	1,710,790
1,702,458	Valcour Bay Capital Co., LLC, 5.360%, 05/16/07	1,702,458
		16,533,271
Repurchase Agreements - 6.2%
14,285,869	Citigroup Global, 5.488%, Dated 03/30/07, Due 04/02/07,
	(Collateralized by a U.S. Government Agency Collateralized Mortgage Obligation &
	Israel Government Agency Collateralized Mortgage Obligations,
	valued at $14,585,906. Repurchase proceeds are $14,292,402.)	14,285,869
1,714,304	Credit Suisse, 5.380%, Dated 03/30/07, Due 04/02/07,
	(Collateralized by U.S. Government Agency Collateralized Mortgage Obligations,
	valued at $1,748,624. Repurchase proceeds are $1,715,073.)	1,714,304
2,857,174	Credit Suisse, 5.488%, Dated 03/30/07, Due 04/02/07,
	(Collateralized by a First Horizon Alternative Mortgage Securities Trust Collateralized
	Mortgage Obligation, valued at $3,000,349. Repurchase proceeds are $2,858,480.)	2,857,174
		18,857,347
Shares
Money Market Investments - 3.2%
211,994	AIM Short-Term Liquid Assets Portfolio - Institutional Class	211,994
9,518,000	BNY Institutional Cash Reserve Fund	9,518,000
47,475	Federated Prime Obligations Fund	47,475
		9,777,469
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $45,168,087)		45,168,087

Total Investments (Cost $289,480,613) - 114.7%		346,769,034
Liabilities in Excess of Other Assets - (14.7)%		(44,370,529)
TOTAL NET ASSETS - 100.0%		$302,398,505

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
GDR - Global Depository Receipt
(a) Non Income Producing
(b) This security or a portion of this security is out on loan at March 31, 2007.

Rochdale Atlas Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Sector		Net Assets
Financials		39.2%
Materials		15.0%
Industrials		14.7%
Consumer Discretionary		8.2%
Energy		8.0%
Information Technology		6.5%
Telecommunications		5.6%
Utilities		5.1%
Consumer Staples		5.0%
Funds		4.1%
Health Care		3.3%
TOTAL INVESTMENTS		114.7%
Liabilities in Excess of Other Assets		(14.7)%
TOTAL NET ASSETS		100.0%

Rochdale Dividend & Income Portfolio
Schedule of Investments
March 31, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 98.8%
Closed End Funds - 1.8%
17,880	ACM Income Fund, Inc.	$148,583
4,825	BlackRock Limited Duration Income Trust	93,605
3,740	BlackRock Preferred Opportunity Trust Fund	99,372
4,470	BlackRock Strategic Bond Trust	58,423
19,434	Calamos Convertible Opportunities and Income Fund	393,538
32,240	Nuveen Quality Preferred Income Fund II	476,507
		1,270,028
Consumer Discretionary - 4.9%
5,000	Cedar Fair, LP	142,800
75,200	Centerplate, Inc.	1,222,752
2,491	Cherokee, Inc.	107,263
13,000	DEB Shops, Inc.	352,040
54,300	Regal Entertainment Group - Class A	1,078,941
26,000	Saks, Inc.	541,840
		3,445,636
Consumer Staples - 17.6%
9,000	Alberto-Culver Co.	205,920
4,250	Altria Group, Inc.	373,192
22,000	Anheuser-Busch Companies, Inc.	1,110,120
73,950	B & G Foods, Inc.	1,722,296
12,000	Hershey Co./The	655,920
7,035	H.J. Heinz & Co.	331,489
14,000	Imperial Sugar Co.	469,420
7,000	Kimberly-Clark Corp.	479,430
9,871	Kraft Foods, Inc.	312,516
8,000	Lancaster Colony Corp.	353,520
12,526	Loews Corp - Carolina Group	947,091
10,160	Procter & Gamble Co.	641,706
15,000	Reddy Ice Holdings, Inc.	452,700
5,346	Reynolds American, Inc.	333,644
20,000	Unilever Plc, ADR	601,400
14,132	UST, Inc.	819,373
54,830	Vector Group Ltd.	1,025,869
20,500	Wal-Mart Stores, Inc.	962,475
13,835	WD-40 Co.	438,708
		12,236,789
Energy - 11.4%
1,100	BP Plc, ADR	71,225
4,400	Buckeye Partners LP	218,856
48,167	Canetic Resources Trust	624,244
9,783	Chevron Corp.	723,551
9,000	Dorchester Minerals LP	198,090
7,500	Enbridge Energy Partners LP	419,175
3,700	Energy Transfer Partners LP	215,562
5,200	Enterprise Products Partners LP	165,360
15,638	Exxon Mobil Corp.	1,179,887
5,700	Kinder Morgan Energy Partners LP	300,276
17,000	Occidental Petroleum Corp.	838,270
1,200	ONEOK Partners, LP	81,000
9,800	Plains All American Pipeline LP	564,578

Rochdale Dividend & Income Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Shares		Value
Energy - 11.4% (continued)
13,100	Precision Drilling Trust	$299,335
85,000	Spectra Energy Income Fund	732,568
13,300	TEPPCO Partners LP	590,520
2,224	Tristar Oil & Gas Ltd. (a)	9,825
11,250	Valero LP	749,250
		7,981,572
Financials - 7.1%
17,952	Bank of America Corp.	915,911
5,901	Comerica, Inc.	348,867
17,870	First Commonwealth Financial Corp.	209,972
22,659	FirstMerit Corp.	478,331
8,733	KeyCorp	327,225
5,756	National City Corp.	214,411
5,935	NBT Bancorp, Inc.	139,057
15,472	Regions Financial Corp.	547,245
7,709	Susquehanna Bancshares, Inc.	178,772
15,000	TD Ameritrade Holding Corp. (a)	223,200
6,067	Travelers Companies, Inc./The	314,089
46,050	Trustco Bank Corp.	441,159
10,000	U.S. Bancorp	349,700
7,513	Whitney Holding Corp.	229,748
		4,917,687
Health Care - 4.8%
32,940	Bristol-Myers Squibb Co.	914,414
27,900	Cambrex Corp.	686,340
20,000	Health Management Associates, Inc. - Class A	217,400
11,000	Johnson & Johnson	662,860
9,150	Merck & Co., Inc.	404,156
17,000	Pfizer Inc.	429,420
		3,314,590
Industrials - 5.3%
1,400	3M Co.	107,002
3,600	Cooper Industries Ltd.	161,964
25,000	Deluxe Corp.	838,250
5,940	Donnelley (R.R.) & Sons Co.	217,345
6,122	Federal Signal Corp.	95,013
30,297	General Electric Co.	1,071,302
1,872	Honeywell International, Inc.	86,224
4,074	Landauer, Inc.	205,656
1,000	Macquarie Infrastructure Co. Trust	39,300
32,000	Olin Corp.	542,080
4,100	Standard Register Co./The	51,865
3,753	Weyerhaeuser Co.	280,499
		3,696,500
Information Technology & Telecommunication Services - 6.5%
20,621	AT&T, Inc.	813,086
18,000	Citizens Communications Co.	269,100
55,900	Consolidated Communications Holdings, Inc.	1,111,851
17,000	Iowa Telecommunications Services, Inc.	340,000

Rochdale Dividend & Income Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Shares		Value
Information Technology & Telecommunication Services - 6.5% (continued)
20,000	Microsoft Corp.	$557,400
12,867	Verizon Communications, Inc.	487,917
63,500	Windstream Corp.	932,815
		4,512,169
Materials - 4.1%
36,000	Acadian Timber Income Fund	332,092
8,000	Ashland Inc.	524,800
11,924	Domtar Corp. (a)	111,012
10,688	Dow Chemical Co./The	490,152
3,980	Du Pont (E.I.) de Nemours and Co.	196,731
11,000	Fording Canadian Coal Trust	243,100
14,702	Plum Creek Timber Co., Inc.	579,553
4,000	Southern Copper Corp.	286,640
7,000	USEC, Inc. (a)	113,750
		2,877,830
REITS - 17.9%
2,500	AmREIT	22,125
8,914	Camden Property Trust	626,743
15,000	Cedar Shopping Centers Inc.	243,000
10,264	Colonial Properties Trust	468,757
38,514	Crescent Real Estate Equities Co.	772,591
2,000	Entertainment Properties Trust	120,500
11,000	Equity One, Inc.	291,500
24,331	First Industrial Realty Trust, Inc.	1,102,194
7,920	General Growth Properties, Inc.	511,394
20,609	Glimcher Realty Trust	556,855
14,046	Health Care Property Investors, Inc.	506,077
11,612	Health Care REIT, Inc.	509,767
12,000	Healthcare Realty Trust, Inc.	447,600
93,013	HRPT Properties Trust	1,144,060
10,000	Lexington Realty Trust	211,300
8,885	Liberty Property Trust	432,877
4,838	Macerich Co./The	446,838
8,130	Mack-Cali Realty Corp.	387,232
38,879	Nationwide Health Properties, Inc.	1,215,358
9,973	Pennsylvania Real Estate Investment Trust	442,103
10,036	Sovran Self Storage, Inc.	556,095
24,492	Tanger Factory Outlet Centers, Inc.	989,232
13,115	Washington Real Estate Investment Trust	490,763
		12,494,961
Shipping & Transportation - 6.3%
70,400	Aries Maritime Transport Ltd.	577,984
11,000	Arlington Tankers Ltd.	262,460
30,000	Canada Cartage Dividend Income Fund	233,867
20,000	Diana Shipping, Inc.	352,200
15,100	Double Hull Tankers, Inc.	223,178
6,000	Eagle Bulk Shipping, Inc.	116,340
29,750	Genco Shipping & Trading Ltd.	945,455
13,500	General Maritime Corp.	389,880
55,000	Jazz Air Income Fund (b) (Acquired 1/25/2006, Cost $477,596)	390,169
12,000	Knightsbridge Tankers Ltd.	334,800

Rochdale Dividend & Income Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Shares		Value
Shipping & Transportation - 6.3% (continued)
11,000	Nordic American Tanker Shipping Ltd.	$398,750
7,000	Ship Finance International Ltd.	192,010
		4,417,093
Utilities - 11.1%
8,200	Amerigas Partners LP	267,730
15,000	Atmos Energy Corp.	469,200
4,536	Cleco Corp.	117,165
3,804	Dominion Resources, Inc.	337,681
6,755	DTE Energy Co.	323,565
9,506	Duke Energy Corp.	192,877
16,000	Energy East Corp.	389,760
12,452	Equitable Resources, Inc.	601,681
7,300	Ferrellgas Partners LP	169,214
17,500	Great Plains Energy Inc.	567,875
24,010	Hawaiian Electric Industries, Inc.	624,020
7,977	Integrys Energy Group, Inc.	442,803
11,986	National Fuel Gas Co.	518,514
4,682	NiSource, Inc.	114,428
8,396	Northwest Natural Gas Co.	383,445
4,000	OGE Energy Corp.	155,200
4,185	Pinnacle West Capital Corp.	201,926
10,329	Progress Energy, Inc.	520,995
4,753	Spectra Energy Corp.	124,861
11,200	Suburban Propane Partners LP	492,800
25,000	United Utilities Plc, ADR	742,500
		7,758,240
TOTAL COMMON STOCKS (Cost $58,810,604)		68,923,095

SHORT TERM INVESTMENT - 1.0%
Money Market Investment - 1.0%
675,379	First American Prime Obligations Fund	675,379
TOTAL SHORT TERM INVESTMENT (Cost $675,379)		675,379

Total Investments (Cost $59,485,983) - 99.8%		69,598,474
Other Assets in Excess of Liabilities - 0.2%		153,642
TOTAL NET ASSETS - 100.0%		$69,752,116

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a) Non Income Producing
(b) Restricted

Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
March 31, 2007 (Unaudited)

Principal
Amount		Coupon Rate	Maturity Date	Value
CORPORATE BONDS - 25.7%
Consumer Discretionary - 1.7%
$ 300,000	Anheuser-Busch Cos, Inc.	9.000%	12/01/2009	$327,578
500,000	Time Warner, Inc.	6.875%	05/01/2012	532,809
				860,387
Consumer Staples - 0.5%
250,000	WM Wrigley Jr Co.	4.650%	07/15/2015(b)	239,042
Energy - 2.4%
130,000	Burlington Resources, Inc.	8.200%	03/15/2025	161,326
200,000	Conoco Phillips	9.375%	02/15/2011	229,790
100,000	Louisiana Land & Exploration	7.650%	12/01/2023	118,271
325,000	Noble Corp.	6.950%	03/15/2009	326,720
300,000	Northern State Power (A Minnesota Corporation)	8.000%	08/28/2012	339,287
				1,175,394
Financials - 16.5%
500,000	Allstate Life Global Fund	4.270%	04/02/2007	500,000
130,000	Bank of America Corp.	7.800%	02/15/2010	139,412
350,000	Chubb Corp.	7.125%	12/15/2007	353,727
250,000	CIT Group Inc.	6.125%	08/15/2016	248,886
125,000	First Union Corp.	6.300%	04/15/2028	126,400
400,000	General Electric Capital Corp.	4.000%	09/12/2011(a)	390,737
250,000	General Electric Capital Corp.	5.310%	02/01/2011	248,765
200,000	General Electric Capital Corp.	5.375%	06/15/2015	197,246
500,000	General Electric Capital Corp.	5.500%	11/15/2011	502,393
175,000	General Electric Capital Corp.	8.750%	05/21/2007	175,739
250,000	Goldman Sachs Group, Inc.	5.350%	01/15/2016	245,148
250,000	Goldman Sachs Group, Inc.	5.625%	01/15/2017(b)	247,625
500,000	Hartford Life Global Fund	3.290%	03/15/2008(a)	492,405
400,000	HSBC USA Capital Trust	7.530%	12/04/2026	415,873
340,000	JP Morgan Chase & Co.	7.000%	11/15/2009	355,770
500,000	JP Morgan Chase Bank	6.700%	08/15/2008	507,135
250,000	Lehman Brothers Holdings, Inc.	4.740%	09/08/2008(a)	248,714
250,000	Lehman Brothers Holdings, Inc.	4.900%	07/14/2008(a)	248,191
300,000	Republic New York Corp.	9.700%	02/01/2009	322,641
250,000	Salomon Smith Barney Holdings, Inc.	7.300%	08/01/2013	274,808
25,000	Suntrust Banks, Inc.	6.000%	02/15/2026	25,363
500,000	Toyota Motor Credit Corp.	3.190%	11/26/2007(a)	495,260
1,295,000	Transamerica Corp.	9.375%	03/01/2008	1,329,965
100,000	Union Planters Bank NA	6.500%	03/15/2018	101,244
				8,193,447
Industrials - 0.0%
25,000	Ryder System, Inc.	9.875%	05/15/2017	25,733
Information Technology - 0.1%
50,000	First Data Corp.	6.375%	12/15/2007	50,270
Telecommunication Services - 0.9%
180,000	Airtouch Communication Vodafone Group	6.650%	05/01/2008	182,520
250,000	Nextel Communications	6.875%	10/31/2013	256,115
				438,635
Utilities - 3.6%
300,000	Duke Energy Corp.	4.200%	10/01/2008(b)	295,460
200,000	Indianapolis Power & Light	7.375%	08/01/2007	201,270

Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Principal
Amount		Coupon Rate	Maturity Date	Value
Utilities - 3.6% (continued)
$ 300,000	National Rural Utilities	6.550%	11/01/2018	$325,353
500,000	Pacificorp	5.450%	09/15/2013	499,177
250,000	Rochester Gas & Electric Corp.	5.840%	12/22/2008	251,541
200,000	West Texas Utilities Co.	7.750%	06/01/2007	200,655
				1,773,456
TOTAL CORPORATE BONDS (Cost $12,743,816)				12,756,364

MUNICIPAL BONDS - 6.3%
1,000,000	Citizens Property Insurance Corp. - Florida	5.000%	07/01/2022(a)	1,000,000
575,000	Citizens Property Insurance Corp. - Florida	5.100%	07/01/2025(a)	575,000
500,000	Citizens Property Insurance Corp. - Florida	5.150%	07/01/2020(a)	500,000
1,000,000	Florida State Municipal Power Agency	4.900%	10/01/2025(a)	1,000,000
50,000	New Orleans Finance Authority	4.100%	07/15/2021	50,000
TOTAL MUNICIPAL BONDS (Cost $3,125,000)				3,125,000

U.S. GOVERNMENT AGENCY OBLIGATIONS - 56.2%
U.S. Government Non-Mortgage-Backed Securities - 26.6%
250,000	Federal Farm Credit Bank	5.600%	06/22/2020	244,251
455,000	Federal Farm Credit Bank	5.850%	12/15/2020	454,955
500,000	Federal Farm Credit Bank	5.875%	03/06/2015	498,932
750,000	Federal Farm Credit Bank	6.000%	12/02/2013	753,682
500,000	Federal Farm Credit Bank	6.050%	10/26/2021	503,263
250,000	Federal Farm Credit Bank	6.100%	11/27/2015	253,587
250,000	Federal Farm Credit Bank	6.150%	06/16/2016	251,411
500,000	Federal Farm Credit Bank	6.500%	07/20/2021	508,201
300,000	Federal Home Loan Bank	4.000%	07/30/2013	297,979
250,000	Federal Home Loan Bank	4.000%	08/13/2013	248,040
100,000	Federal Home Loan Bank	4.000%	08/20/2013	99,289
200,000	Federal Home Loan Bank	4.000%	04/29/2014	198,917
500,000	Federal Home Loan Bank	4.320%	04/27/2007(a)	499,974
200,000	Federal Home Loan Bank	4.510%	11/01/2007(a)	199,899
250,000	Federal Home Loan Bank	4.760%	10/26/2007	249,275
200,000	Federal Home Loan Bank	5.000%	05/09/2008	199,636
250,000	Federal Home Loan Bank	5.000%	12/29/2009	249,774
250,000	Federal Home Loan Bank	5.000%	09/02/2010	248,404
200,000	Federal Home Loan Bank	5.000%	11/17/2010	199,488
175,000	Federal Home Loan Bank	5.000%	10/21/2013	172,074
300,000	Federal Home Loan Bank	5.000%	01/26/2016	299,782
250,000	Federal Home Loan Bank	5.000%	08/05/2016	243,106
200,000	Federal Home Loan Bank	5.000%	04/30/2018	197,825
250,000	Federal Home Loan Bank	5.050%	02/08/2011	248,805
250,000	Federal Home Loan Bank	5.190%	03/02/2011	250,256
150,000	Federal Home Loan Bank	5.250%	04/17/2009	149,885
200,000	Federal Home Loan Bank	5.250%	11/23/2015	199,338
250,000	Federal Home Loan Bank	5.300%	03/24/2010	249,792
500,000	Federal Home Loan Bank	5.300%	03/13/2018	488,484
300,000	Federal Home Loan Bank	5.340%	04/27/2011	301,753
300,000	Federal Home Loan Bank	5.370%	03/19/2018	293,809
500,000	Federal Home Loan Bank	5.375%	03/28/2011	499,570

Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Principal
Amount		Coupon Rate	Maturity Date	Value
U.S. Government Non-Mortgage-Backed Securities - 26.6% (continued)
$ 500,000	Federal Home Loan Bank	5.500%	04/28/2011	$500,418
275,000	Federal Home Loan Bank	5.500%	10/27/2016	275,444
250,000	Federal Home Loan Bank	5.625%	08/28/2013	252,181
300,000	Federal Home Loan Bank	5.650%	03/07/2013	299,677
200,000	Federal Home Loan Bank	5.700%	02/28/2013	199,964
200,000	Federal Home Loan Bank	5.700%	10/17/2018	197,545
300,000	Federal Home Loan Bank	5.700%	11/05/2019	295,214
100,000	Federal Home Loan Bank	5.730%	03/22/2019	98,719
1,000,000	Federal Home Loan Bank	5.750%	05/13/2019(b)	993,870
300,000	Federal Home Loan Bank	6.000%	04/25/2016	301,481
				13,167,949
Other Mortgage-Backed Securities - 29.6%
300,000	Federal Home Loan Mortgage Corp.	4.250%	06/18/2018	290,423
305,000	Federal Home Loan Mortgage Corp.	5.000%	01/27/2014	298,797
100,000	Federal Home Loan Mortgage Corp.	5.000%	04/01/2014	97,896
145,000	Federal Home Loan Mortgage Corp.	5.000%	11/14/2014	141,580
100,000	Federal Home Loan Mortgage Corp.	5.000%	07/29/2016	96,821
250,000	Federal Home Loan Mortgage Corp.	5.000%	10/15/2028	248,332
250,000	Federal Home Loan Mortgage Corp.	5.125%	03/04/2014	245,138
250,000	Federal Home Loan Mortgage Corp.	5.250%	11/05/2012	249,427
300,000	Federal Home Loan Mortgage Corp.	5.500%	11/24/2015	296,180
250,000	Federal Home Loan Mortgage Corp.	5.500%	12/12/2017	245,111
170,000	Federal Home Loan Mortgage Corp.	5.500%	03/18/2019	165,819
750,000	Federal Home Loan Mortgage Corp.	5.500%	01/15/2032	747,484
300,000	Federal Home Loan Mortgage Corp.	5.700%	05/10/2011	300,068
205,853	Federal Home Loan Mortgage Corp.	5.750%	12/15/2018	206,600
300,000	Federal Home Loan Mortgage Corp.	6.000%	07/12/2017	300,441
500,000	Federal Home Loan Mortgage Corp.	6.000%	01/29/2020	494,760
250,000	Federal Home Loan Mortgage Corp.	6.000%	10/21/2020	246,650
500,000	Federal Home Loan Mortgage Corp.	6.000%	10/20/2021	496,339
710,000	Federal Home Loan Mortgage Corp.	6.000%	05/15/2032	721,392
1,000,000	Federal Home Loan Mortgage Corp.	6.250%	07/27/2015(b)	1,000,678
250,000	Federal National Mortgage Association	5.000%	02/27/2013(b)	246,502
118,000	Federal National Mortgage Association	5.125%	07/16/2018	114,151
405,000	Federal National Mortgage Association	5.200%	08/24/2017	394,975
250,000	Federal National Mortgage Association	5.250%	11/28/2008	249,706
500,000	Federal National Mortgage Association	5.250%	01/28/2013(b)	496,181
350,000	Federal National Mortgage Association	5.250%	08/17/2015	347,548
100,000	Federal National Mortgage Association	5.250%	07/28/2018	97,296
110,095	Federal National Mortgage Association	5.298%	02/25/2019	96,026
300,000	Federal National Mortgage Association	5.500%	02/09/2011	299,440
300,000	Federal National Mortgage Association	5.500%	02/25/2030	300,679
250,000	Federal National Mortgage Association	5.600%	02/28/2011	249,686
250,000	Federal National Mortgage Association	5.680%	02/15/2011	250,053
300,000	Federal National Mortgage Association	5.750%	05/01/2013	300,851
1,000,000	Federal National Mortgage Association	5.750%	11/07/2017(b)	992,603
500,000	Federal National Mortgage Association	5.750%	09/22/2020	490,734
560,000	Federal National Mortgage Association	6.000%	04/11/2014	559,958
100,000	Federal National Mortgage Association	6.000%	02/22/2016	99,835
250,000	Federal National Mortgage Association	6.000%	05/12/2016(b)	253,968
250,000	Federal National Mortgage Association	6.000%	04/28/2021	254,042

Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Principal
Amount		Coupon Rate	Maturity Date	Value
Other Mortgage-Backed Securities - 29.6% (continued)
$ 1,000,000	Federal National Mortgage Association	6.000%	03/21/2025(b)	$984,402
470,000	Federal National Mortgage Association	6.160%	10/06/2021	468,896
250,000	Federal National Mortgage Association	6.500%	04/24/2017	250,151
				14,687,619
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $27,864,774)				27,855,568

Shares
COMMON STOCKS - 1.9%
Consumer Discretionary - 0.2%
6,500	Centerplate, Inc. (b)			105,690
Consumer Staples - 0.3%
4,500	B & G Foods, Inc. (b)			104,805
1,900	Reddy Ice Holdings, Inc.			57,342
				162,147
Financials - 0.1%
1,500	Lexington Realty Trust (b)			31,695
Shipping & Transportation - 0.4%
16,600	Aries Maritime Transport Ltd.			136,286
3,500	Double Hull Tankers, Inc.			51,730
				188,016
Telecommunication Services - 0.7%
4,000	Consolidated Communications Holdings, Inc.			79,560
4,250	Iowa Telecommunications Services, Inc.			85,000
11,000	Windstream Corp. (b)			161,590
				326,150
Utilities - 0.2%
2,400	Ferrellgas Partners LP			55,632
1,500	Suburban Propane Partners LP			66,000
				121,632
TOTAL COMMON STOCKS (Cost $822,169)				935,330

PREFERRED STOCKS - 1.6%
Closed-End Funds - 1.6%
10	Advent Claymore Convertable Security (a)	5.310%		250,000
7	Blackrock Preferred Income Strategy Fund (a)	5.300%		175,000
7,500	CBS Corp.	6.750%		187,125
7,200	Citigroup Capital XVII	6.350%		179,280
TOTAL PREFERRED STOCKS (Cost $792,190)				791,405

SHORT TERM INVESTMENTS - 7.7%
Certificate of Deposit - 0.4%
200,000	Deutsche Bank	5.650%	01/30/2012	201,910
TOTAL CERTIFICATE OF DEPOSIT (Cost $200,000)				201,910

Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Principal
Amount		Coupon Rate	Maturity Date	Value
SHORT TERM INVESTMENTS - 7.7% (continued)
Corporate Bonds - 6.0%
$ 500,000	AIG Funding, Inc.	1.743%	04/02/2007	$499,927
500,000	General Electric Capital Corp.	4.606%	04/16/2007	498,913
500,000	General Electric Capital Corp.	4.732%	04/20/2007	498,620
500,000	General Electric Capital Corp.	4.893%	04/30/2007	497,893
500,000	General Electric Capital Corp.	4.998%	05/14/2007	496,877
500,000	General Electric Capital Corp.	5.056%	05/29/2007	495,787
TOTAL CORPORATE BONDS (Cost $2,988,017)				2,988,017

Shares
Money Market Investments - 1.3%
638,657	First American Prime Obligations Fund			638,657
TOTAL MONEY MARKET INVESTMENTS (Cost $638,657)				638,657

TOTAL SHORT TERM INVESTMENTS (Cost $3,826,674)				3,828,584

Principal
Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING - 12.3%
Commercial Paper - 5.7%
$ 293,351	Antalis Funding, 5.369%, 04/10/07			293,351
244,352	Chesham FNC/Chesham LLC, 5.463%, 04/02/07			244,352
293,351	Concord Minutemen Capital Co., 5.300%, 04/12/07			293,351
292,451	Duke Funding, 5.324%, 04/20/07			292,451
244,460	Fenway Funding, 5.483%, 04/02/07			244,460
292,322	KKR Atlantic Funding Trust, 5.334%, 04/23/07			292,322
145,340	Laguna ABS Ltd., 5.368%, 05/31/07			145,340
146,676	Lakeside Funding LLC, 5.330%, 04/10/07			146,676
292,794	Mortgage Interest Networking Trust, 5.328%, 04/12/07			292,794
292,750	Thornburg Mortgage Capital Resources LLC, 5.324%, 04/13/07			292,750
291,324	Valcour Bay Capital Co., LLC, 5.360%, 05/16/07			291,324
				2,829,171
Repurchase Agreements - 6.5%
2,444,595	Citigroup Global, 5.488%, Dated 03/30/07, Due 04/02/07,
	(Collateralized by a U.S. Government Agency Collateralized Mortgage Obligation &
	Israel Government Agency Collateralized Mortgage Obligations,
	valued at $2,495,938. Repurchase proceeds are $2,445,713.)			2,444,595
488,919	Credit Suisse, 5.488%, Dated 03/30/07, Due 04/02/07,
	(Collateralized by a First Horizon Alternative Mortgage Securities Trust Collateralized
	Mortgage Obligation, valued at $513,143. Repurchase proceeds are $489,143.)			488,919
293,351	Credit Suisse, 5.380%, Dated 03/30/07, Due 04/02/07,
	(Collateralized by U.S. Government Agency Collateralized Mortgage Obligations,
	valued at $299,224. Repurchase proceeds are $293,483.)			293,351
				3,226,865
Shares
Money Market Investments - 0.1%
36,276	AIM Short-Term Liquid Assets Portfolio - Institutional Class			36,276
8,124	Federated Prime Obligations Fund			8,124
				44,400

Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (Cost $6,100,436)	$6,100,436

Total Investments (Cost $55,275,059) - 111.7%	55,392,687
Liabilities in Excess of Other Assets - (11.7)%	(5,811,357)
TOTAL NET ASSETS - 100.0%	$49,581,330

Percentages are stated as a percent of net assets.
(a) Variable Rate
(b) This security or a portion of this security is out on loan at March 31, 2007.

Rochdale Darwin Portfolio
Schedule of Investments
March 31, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 99.4%
Biotechnology - 9.2%
2,915	Cephalon, Inc. (a)	$207,577
12,248	Millennium Pharmaceuticals, Inc. (a)	139,137
15,828	PDL BioPharma, Inc. (a)	343,467
5,529	United Therapeutics Corp. (a)	297,350
5,568	Vertex Pharmaceuticals Inc. (a)	156,127
		1,143,658
Health Care Distributors - 2.3%
5,155	Henry Schein, Inc. (a)	284,453
Health Care Equipment - 33.7%
2,301	Advanced Medical Optics, Inc. (a)	85,597
19,378	American Medical Systems Holdings, Inc. (a)	410,232
3,754	Beckman Coulter, Inc.	239,843
13,886	Conceptus Inc. (a)	277,720
5,117	Cytyc Corp. (a)	175,053
7,416	Edwards Lifesciences Corp. (a)	375,991
2,004	Gen-Probe Inc. (a)	94,348
3,676	Hillenbrand Industries, Inc.	218,244
7,266	Hologic, Inc. (a)	418,812
1,800	IDEXX Laboratories, Inc. (a)	157,734
1,629	Intuitive Surgical, Inc. (a)	198,038
9,231	Micrus Endovascular Corp. (a)	220,067
97,127	Orthovita, Inc. (a)	283,611
3,696	ResMed Inc. (a)	186,168
4,289	Respironics, Inc. (a)	180,095
7,716	SonoSite, Inc. (a)	218,054
7,273	Varian Medical Systems, Inc. (a)	346,850
4,700	Volcano Corp. (a)	84,647
		4,171,104
Health Care Facilities - 9.6%
4,679	Community Health Systems Inc. (a)	164,935
6,557	Manor Care, Inc.	356,438
10,873	Psychiatric Solutions, Inc. (a)	438,291
4,449	Triad Hospitals, Inc. (a)	232,460
		1,192,124
Health Care Services - 12.6%
10,264	Amedisys, Inc. (a)	332,862
6,981	DaVita, Inc. (a)	372,227
4,563	Lincare Holdings Inc. (a)	167,234
6,137	Omnicare, Inc.	244,068
7,908	Pediatrix Medical Group, Inc. (a)	451,230
		1,567,621
Health Care Supplies - 7.0%
1,921	Cooper Companies, Inc./The	93,399
11,681	Dentsply International, Inc.	382,553
2,068	Immucor, Inc. (a)	60,861
13,145	LifeCell Corp. (a)	328,231
		865,044
Health Care Technology - 3.8%
2,615	Cerner Corp. (a)	142,387
29,617	Emageon Inc. (a)	325,787
		468,174
Rochdale Darwin Portfolio
Schedule of Investments
March 31, 2007 (Unaudited), Continued

Shares		Value
Leisure Facilities - 3.0%
7,333	Life Time Fitness, Inc. (a)	$376,989
Life Sciences Tools & Services - 5.6%
2,638	Affymetrix, Inc. (a)	79,324
3,011	Charles River Laboratories International, Inc. (a)	139,289
2,701	Covance Inc. (a)	160,277
2,615	Invitrogen Corp. (a)	166,445
4,404	Pharmaceutical Product Development, Inc.	148,371
		693,706
Managed Health Care - 7.3%
12,165	Centene Corp. (a)	255,343
5,905	Health Net Inc. (a)	317,748
7,821	Magellan Health Services, Inc. (a)	328,482
		901,573
Pharmaceuticals - 3.3%
2,319	Medicis Pharmaceutical Corp. - Class A	71,472
5,422	Sepracor Inc. (a)	252,828
4,566	Valeant Pharmaceuticals International	78,946
		403,246
Restaurants - 2.0%
27,644	Jamba, Inc. (a)	253,772
TOTAL COMMON STOCKS (Cost $11,802,577)		12,321,464

SHORT TERM INVESTMENTS - 0.8%
Money Market Investments - 0.8%
96,925	First American Prime Obligations Fund	96,925
TOTAL SHORT TERM INVESTMENTS (Cost $96,925)		96,925

Total Investments (Cost $11,899,502) - 100.2%		12,418,389
Liabilities in Excess of Other Assets - (0.2)%		(27,069)
TOTAL NET ASSETS - 100.0%		$12,391,320

Percentages are stated as a percent of net assets.
(a) Non Income Producing

The cost basis of investments for federal income tax purposes as of March 31, 2007 was as follows*:

	Large Growth	Large Value	Mid/Small Growth	Mid/Small Value
COST OF INVESTMENTS	$57,566,100	$76,798,762	$61,347,502	$75,500,226
GROSS UNREALIZED APPRECIATION	4,199,476	8,428,854	2,352,895	11,678,143
GROSS UNREALIZED DEPRECIATION	(1,053,247)	(504,365)	(822,473)	(833,437)

NET UNREALIZED APPRECIATION (DEPRECIATION)	$3,146,229	$7,924,489	$1,530,422	$10,844,706

	Atlas	Dividend & Income	Intermediate Fixed Income	Darwin
COST OF INVESTMENTS	$289,480,613	$59,485,983	$55,275,059	$11,899,502
GROSS UNREALIZED APPRECIATION	59,898,735	12,410,777	406,001	1,178,677
GROSS UNREALIZED DEPRECIATION	(2,610,314)	(2,298,286)	(288,373)	(659,790)

NET UNREALIZED APPRECIATION (DEPRECIATION)	$57,288,421	$10,112,491	$117,628	$518,887

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Investment Trust

By (Signature and Title)                /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date     5/23/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date    5/23/2007

By (Signature and Title)                /s/ Edmund L. Towers
Edmund L. Towers, Treasurer

Date    5/23/2007